Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks.

Off-balance sheet credit risks	Dec. 31, 2024	Dec. 31, 2023
(in millions)
Lending commitments	$52,581	$46,518
Standby letters of credit (“SBLC”) (a)	1,641	1,816
Commercial letters of credit	24	41
Securities lending indemnifications (b)(c)	544,601	492,739
(a)Net of participations totaling $192 million at Dec. 31, 2024 and $163 million at Dec. 31, 2023.
(b)Excludes the indemnification for securities for which BNY acts as an agent on behalf of CIBC Mellon clients, which totaled $60 billion at Dec. 31, 2024 and $59 billion at Dec. 31, 2023.
(c)Includes cash collateral, invested in indemnified repurchase agreements, held by us as securities lending agent of $59 billion at Dec. 31, 2024 and $45 billion at Dec. 31, 2023.
Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31, 2024	Dec. 31, 2023

Investment grade	67%	74%
Non-investment grade	33%	26%

Summary of Credit Exposure in the Financial Institutions and Commercial Portfolios	The tables below present our credit exposure in the financial institutions and commercial portfolios.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2024
	Loans	Unfunded commitments	Total exposure
Securities industry	$2.3	$20.3	$22.6
Banks	8.9	1.4	10.3
Asset managers	1.8	8.4	10.2
Insurance	—	4.2	4.2
Government	—	0.4	0.4
Other	0.2	0.5	0.7
Total	$13.2	$35.2	$48.4

Commercial portfolio exposure (in billions)	Dec. 31, 2024
	Loans	Unfunded commitments	Total exposure
Energy and utilities	$0.2	$4.1	$4.3
Services and other	0.7	3.5	4.2
Manufacturing	0.5	3.5	4.0
Media and telecom	—	0.8	0.8
Total	$1.4	$11.9	$13.3